Retirement Benefits - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost			$ 202	$ 197
Interest cost			411	406
Puget Energy | Other Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 44	$ 51	202	197	$ 184
Interest cost	102	108	411	406	439
Expected return on plan assets	(73)	(73)	(275)	(288)	(297)
Amortization of prior service cost (credit)	9	9	35	33	28
Amortization of net loss (gain)	(59)	(46)	(213)	(139)	(210)
Net periodic benefit cost	23	49	160	209	144
Puget Sound Energy | Other Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	44	51	202	197	184
Interest cost	102	108	411	406	439
Expected return on plan assets	(73)	(73)	(275)	(288)	(297)
Amortization of prior service cost (credit)	9	9	35	33	28
Amortization of net loss (gain)	(60)	(47)	(217)	(139)	(230)
Net periodic benefit cost	22	48	156	209	124
Qualified Plan | Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost			17,521	18,616
Interest cost			32,265	31,152
Qualified Plan | Puget Energy | Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	4,419	4,206	17,521	18,616	18,530
Interest cost	8,023	8,054	32,265	31,152	32,375
Expected return on plan assets	(14,314)	(14,061)	(56,159)	(54,896)	(50,641)
Amortization of prior service cost (credit)	0	0	0	0	0
Amortization of net loss (gain)	(608)	(1,196)	(4,646)	(2,684)	(2,447)
Net periodic benefit cost	(2,480)	(2,997)	(11,019)	(7,812)	(2,183)
Qualified Plan | Puget Sound Energy
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	4,419	4,206
Interest cost	8,024	8,054
Expected return on plan assets	(14,314)	(14,061)
Amortization of prior service cost (credit)	0	0
Amortization of net loss (gain)	0	0
Net periodic benefit cost	(1,871)	(1,801)
Qualified Plan | Puget Sound Energy | Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost			17,521	18,616	18,530
Interest cost			32,265	31,152	32,375
Expected return on plan assets			(56,159)	(54,897)	(50,641)
Amortization of prior service cost (credit)			0	0	0
Amortization of net loss (gain)			0	0	0
Net periodic benefit cost			(6,373)	(5,129)	264
Nonqualified Plan | Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost			0	0
Interest cost			1,226	1,370
Nonqualified Plan | Puget Energy | Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	0	0	0	143
Interest cost	280	306	1,226	1,370	1,589
Expected return on plan assets	0	0	0	0	0
Amortization of prior service cost (credit)	0	0	0	0	144
Amortization of net loss (gain)	(42)	(50)	(199)	(42)	0
Net periodic benefit cost	238	256	1,027	1,328	1,876
Nonqualified Plan | Puget Sound Energy | Pension Benefits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	0	0	0	0	143
Interest cost	279	306	1,226	1,370	1,589
Expected return on plan assets	0	0	0	0	0
Amortization of prior service cost (credit)	0	0	0	0	144
Amortization of net loss (gain)	(37)	(45)	(179)	(22)	44
Net periodic benefit cost	$ 242	$ 261	$ 1,047	$ 1,348	$ 1,920